Financial Instruments - Liquidity risk (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Financial Instruments
Trade and other payables	$ 2,878	$ 1,233
Credit facilities	194,800	1,153
Beedie Convertible Loan		21,784
Total	197,678	$ 24,170
Within 1 year
Financial Instruments
Trade and other payables	2,878
Credit facilities	41,711
Total	44,589
1-5 years
Financial Instruments
Credit facilities	153,089
Total	$ 153,089